INVENTORIES 10Q (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INVENTORIES [Abstract]
Finished goods	$ 1,264	$ 1,194	$ 1,146
Work in process	194	546	330
Raw materials	2,225	441	255
Packaging supplies	556	249	263
Total inventories	$ 4,239	$ 2,430	$ 1,994